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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund, for the quarter ended April 30, 2006. These nine series have a January 31 fiscal year end.

Date of reporting period:        April 30, 2006

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
CONTINUING CARE RETIREMENT COMMUNITY 0.2%
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Cmnty., 3.67%, VRDN, (SPA: LaSalle
Bank Corp. & Insd. by Radian Group, Inc.)	$400,000	$400,000

EDUCATION 8.4%
ABAG Fin. Auth. for Nonprofit Corp., California RB:
Jewish Cmnty. Ctr. Proj., 3.67%, VRDN, (LOC: Allied Irish Bank)	1,150,000	1,150,000
The Thatcher Sch. Proj., 3.79%, VRDN, (LOC: KeyCorp)	8,000,000	8,000,000
California CDA RB, Biola Univ., Ser. B, 4.93%, VRDN, (SPA: BNP Paribas SA)	2,745,000	2,745,000
PFOTER, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	4,675,000	4,675,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.80%, VRDN, (Gtd. By JPMorgan
Chase & Co.)	2,000,000	2,000,000

		18,570,000

GENERAL OBLIGATION – LOCAL 2.1%
Clovis, CA Unified Sch. Dist. GO:
3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000

		4,650,000

GENERAL OBLIGATION – STATE 6.8%
California GO, PFOTER:
3.85%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
3.87%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
California ROC, RR II-R-438Ce, 3.88%, VRDN, (Liq.: Citigroup Global Markets & Insd. by
CitiBank, NA)	9,370,000	9,370,000

		15,095,000

HOUSING 19.4%
California CDA MHRB, Oakwood Apts. Proj., 3.47%, 06/15/2006, (Liq.: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
California Hsg. Fin. Agcy. RB, Ser. U:
3.79%, VRDN, (Liq.: Dexia Credit Local & Insd. by FSA)	3,200,000	3,200,000
3.79%, VRDN, (LOC: Bank of New York & Insd. by MBIA)	800,000	800,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 3.90%, VRDN, (Insd. by FHLMC)	2,955,564	2,955,564
Massachusets Dev. Fin. Auth. MHRB, PFOTER, 3.87%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	400,000	400,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.82%, VRDN, (Insd. by Trinity Plus Funding Co.)	2,142,798	2,142,798
PFOTER:
Class A, 3.50%, 05/04/2006, (Liq.: Merrill Lynch & Co., Inc.)	880,000	880,000
Class F, 3.94%, VRDN, (LOC: Lloyds TSB Group plc)	4,735,000	4,735,000
San Jose, CA MHRB, PFOTER, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,885,000	13,885,000
Simi Valley, CA MHRB PFOTER, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,795,000	2,795,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 4.89%, VRDN, (SPA: Societe Generale)	2,000,000	2,000,000

		42,793,362

INDUSTRIAL DEVELOPMENT REVENUE 19.7%
California CDA IDRB, Santos Proj., Ser. A, 4.00%, VRDN, (LOC: California Bank & Trust)	3,120,000	3,120,000
California CDA RB, Triple H Investors Proj., 3.95%, VRDN, (LOC: Union Bank of California)	740,000	740,000
California EDA RB, Killion Inds. Proj., 4.10%, VRDN, (LOC: Union Bank of California)	2,630,000	2,630,000
California Infrastructure & Econ. Dev. Bank IDRB:
Asian Art Museum Proj., 3.67%, VRDN, (Liq.: MBIA & LOC: JPMorgan Chase & Co.)	7,000,000	7,000,000
Bonny Doon Winery, Inc. Proj., Ser. A, 3.85%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
G&G Specialty Foods Proj., 3.85%, VRDN, (LOC: Comerica, Inc.)	1,500,000	1,500,000
Haig Precision Manufacturing Corp., 4.00%, VRDN, (SPA: Bank of the West)	2,200,000	2,200,000
Surtec, Inc. Proj., Ser. A, 3.85%, VRDN, (LOC: Comerica, Inc.)	1,995,000	1,995,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical Corp. Proj., Ser. A,
4.02%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	1,700,000	1,700,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 4.20%, VRDN, (LOC: Regions Finl. Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.40%, VRDN, (LOC: Dai-Ichi Kangyo
Bank, Ltd.)	1,275,000	1,275,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.90%, VRDN, (LOC: JPMorgan
Chase & Co.)	$1,900,000	$1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 3.83%, VRDN, (LOC: U.S. Bank)	1,480,000	1,480,000
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 3.95%, VRDN, (LOC: California
Bank & Trust)	6,500,000	6,500,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.92%, VRDN, (LOC: Union Bank of California)	1,560,000	1,560,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.87%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 3.87%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.95%, VRDN, (LOC: Standard Federal Bank)	1,500,000	1,500,000
Westfield, IN IDRB, Standard Locknut Proj., 4.01%, VRDN, (Liq.: Wells Fargo & Co.)	935,000	935,000

		43,485,000

LEASE 5.0%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.85%, VRDN, (LOC: Union Bank of
California)	4,485,000	4,485,000
Placentia-Yorba Linda, CA Unified Sch. Dist. COP, 3.81%, VRDN, (Liq.: Morgan Stanley & Insd.
by FGIC)	6,600,000	6,600,000

		11,085,000

MISCELLANEOUS REVENUE 11.2%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, 05/15/2007,
(Gtd. by Dow Chemical Co.)	2,000,000	2,016,930
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.89%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.89%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.89%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.89%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.89%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.89%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.99%, VRDN, (Gtd. by
Sunoco, Inc.)	2,200,000	2,200,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%, 03/01/2007,
(Gtd. by Becton Dickinson & Co.)	5,190,000	5,190,000

		24,706,930

PORT AUTHORITY 1.9%
Alameda Corridor Trans. Auth., California RB, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd.
by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 2.9%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	1,980,000	1,980,000
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,445,000	4,445,000

		6,425,000

RESOURCE RECOVERY 8.0%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.87%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Cedar Ave. Recycling Proj. A, 3.82%, VRDN, (Gtd. by California State Teachers’ Retirement
System)	2,845,000	2,845,000
Napa Recycling & Waste, Ser. A, 3.87%, VRDN, (LOC: Union Bank of California)	5,255,000	5,255,000
Rewar-Penas Disposal Proj., Ser. A, 3.87%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.87%, VRDN, (LOC: Comerica, Inc.)	445,000	445,000
Southeast California Resource Recovery Facs. Auth. RRB, Ser. A, 2.00%, 12/01/2006	500,000	495,250

		17,665,250

SPECIAL TAX 0.7%
California Econ. Recovery, Putters, Ser. 452, 3.83%, VRDN, (LOC: JPMorgan Chase & Co. & Insd.
by MBIA)	1,490,000	1,490,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

TOBACCO REVENUE 4.0%
Golden State Tobacco Securitization Corp., California:
Ser. 1311, 3.85%, VRDN, (LOC: Morgan Stanley)	$2,250,000	$2,250,000
Ser. E, 3.83%, VRDN, (LOC: Goldman Sachs Group, Inc. & Insd. by FGIC)	2,000,000	2,000,000
Ser. DB195, 3.86%, VRDN, (LOC: Deutsche Bank AG & Insd. by FGIC)	2,080,000	2,080,000
Ser. Z5, 3.86%, VRDN, (LOC: Goldman Sachs Group, Inc. & Insd. by FSA)	2,500,000	2,500,000

		8,830,000

TRANSPORTATION 2.6%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.86%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	3,870,000	3,870,000
New York Thruway Auth. Gen. RB, MSTR, 3.87%, VRDN, (SPA: Societe Generale)	1,900,000	1,900,000

		5,770,000

UTILITY 2.1%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	1,800,000	1,800,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.72%, VRDN, (Gtd. by Mississippi
Power Co.)	2,900,000	2,900,000

		4,700,000

WATER & SEWER 4.6%
Hanford, CA Sewer RB, Ser. A, 3.87%, VRDN, (Gtd. by California State Teachers’ Retirement
System)	1,030,000	1,030,000
Houston, TX Water & Sewer Sys. RB, 3.88%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	1,045,000	1,045,000
Los Angeles, CA Wastewater Sys. RB, Ser. TT, 3.83%, VRDN, (LOC: Goldman Sachs Group, Inc. &
Insd. by MBIA)	4,000,000	4,000,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.60%, VRDN, (SPA: Sumitomo
Mitsui Banking Corp.)	4,200,000	4,200,000

		10,275,000

Total Investments (cost $220,060,542) 99.6%		220,060,542
Other Assets and Liabilities 0.4%		775,693

Net Assets 100.0%		$ 220,836,235

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2006:

California	78.0%
Delaware	4.8%
Texas	2.3%
Puerto Rico	2.3%
Pennsylvania	2.1%
Indiana	1.7%
Mississippi	1.3%
New Mexico	1.0%
New York	0.8%
Georgia	0.8%
Massachusetts	0.2%
Non-State Specific	4.7%
100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 14.9%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.85%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$3,100,000	$3,100,000
Ser. B, 3.85%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Auth. RB:
Delta Airlines Proj., 3.87%, VRDN, (Liq.: GE Capital Corp.)	8,300,000	8,300,000
Ser. 1060, 3.50%, VRDN, (Liq.: Morgan Stanley)	3,592,000	3,592,000
Miami-Dade Cnty., FL Aviation Auth. RB, MSTR, 3.83%, VRDN, (SPA: Societe Generale)	2,100,000	2,100,000
Miami-Dade Cnty., FL Indl. Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 4.05%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 4.05%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000

		56,032,000

CONTINUING CARE RETIREMENT COMMUNITY 2.3%
Bay Cnty., FL RB, Methodist Home for Aging, 3.85%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 3.79%, VRDN, (LOC: SunTrust
Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 3.2%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.84%, VRDN, (LOC: JPMorgan Chase & Co.)	2,490,000	2,490,000
Palm Beach Cnty., FL Sch. Board COP, 3.84%, VRDN, (LOC: Citibank)	2,710,000	2,710,000
University of South Florida Research Foundation RB, Univ. Tech. Proj.:
Ser. A, 3.71%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
Ser. B, 3.85%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC, 3.85%, VRDN, (LOC: Citibank)	5,645,000	5,645,000

		11,945,000

GENERAL OBLIGATION – LOCAL 2.7%
Miami-Dade Cnty., FL GO, ROC, 3.43%, VRDN, (LOC: Citibank)	7,580,000	7,580,000
Wildgrass, CO GO, 3.60%, VRDN, (LOC: Compass Bank, Inc.)	2,500,000	2,500,000

		10,080,000

GENERAL OBLIGATION – STATE 4.0%
Florida Board of Ed. GO:
ROC, 3.50%, VRDN, (LOC: Citibank)	7,200,000	7,200,000
Ser. 137, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,980,000	2,980,000
Florida Dept. of Trans. GO, ROC, 3.84%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Massachusetts Central Artery GO, Ser. A, 3.64%, VRDN, (SPA: LandesBank Baden)	300,000	300,000
Texas GO TRAN, 4.50%, 08/31/2006	3,000,000	3,014,600

		14,984,600

HOSPITAL 6.8%
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.82%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.82%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.81%, VRDN, (LOC:
SunTrust Banks, Inc.)	5,100,000	5,100,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 3.50%, VRDN,
(Gtd. by Ascension Hlth. Credit Group)	3,000,000	3,000,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.87%, VRDN, (LOC: Bank of America
Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.89%, VRDN, (LOC: WestLB AG)	9,395,000	9,395,000
St. Lucie Cnty., FL IDA, Savannah Hosp. Proj., 3.85%, VRDN, (LOC: Canadian Imperial Bank)	3,545,000	3,545,000

		25,640,000

1

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 30.0%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 3.85%, VRDN, (LOC: SunTrust Banks, Inc.)	$3,970,000	$3,970,000
Brevard Cnty., FL HFA MHRB:
PFOTER, 3.10%, VRDN, (Insd. by FHLMC)	3,340,000	3,340,000
Shore View Apts. Proj., 3.85%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Brevard Cnty., FL SFHRB PFOTER, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,700,000	9,700,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 4.02%, VRDN, (LOC: Citibank)	5,000	5,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.30%, VRDN, (LOC: Citibank)	4,270,000	4,270,000
Class B Revenue Bond Cert. Trust:
Ser. 2003-1, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Ser. 2004-22, 4.13%, VRDN, (Liq.: American Intl. Group, Inc.)	1,095,000	1,095,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.95%, VRDN, (SPA: State Street Corp.)	186,013	186,013
Ser. 2000-1, 3.88%, VRDN, (SPA: State Street Corp.)	7,143,000	7,143,000
Florida Hsg. Fin. Corp. MHRB:
3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,685,000	1,685,000
Lake Shore Apts. Proj., 3.88%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.83%, VRDN, (Insd. by FHLMC)	17,810,000	17,810,000
Maitland Apts. Proj., 3.83%, VRDN, (Insd. by FHLMC)	9,570,000	9,570,000
Northbridge Apts. Proj., 3.79%, VRDN, (LOC: Bank of America Corp.)	2,800,000	2,800,000
Hillsborough Cnty., FL HFA ROC, 3.88%, VRDN, (Insd. by FNMA)	3,380,000	3,380,000
New York, NY Hsg. Dev. Corp. MHRB, 3.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,800,000	3,800,000
Oakland, CA MHRB PFOTER, 3.45%, VRDN, (LOC: Lloyds TSB Group plc)	5,000,000	5,000,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 3.79%, VRDN, (LOC: AmSouth Bank)	500,000	500,000
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 3.79%, VRDN, (Insd. by FNMA)	2,970,000	2,970,000
Palm Beach, FL., MHRB, Ser. B, Class A, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	8,970,000	8,970,000
PFOTER, Class B:
2.85%, VRDN, (LOC: Lloyds TSB Group plc)	2,635,000	2,635,000
3.40%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
Pinellas Cnty., FL HFA PFOTER, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	255,000	255,000
Pinellas Cnty., FL HFA SFHRB, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,565,000	1,565,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.85%, VRDN, (LOC: Bank of America Corp.)	5,700,000	5,700,000

		112,904,013

INDUSTRIAL DEVELOPMENT REVENUE 8.9%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.85%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.90%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.90%, VRDN, (LOC: Bank of America Corp.)	350,000	350,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., 3.95%, VRDN, (LOC: Bank of America
Corp.)	3,100,000	3,100,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 3.95%, VRDN, (LOC: SunTrust Banks, Inc.)	870,000	870,000
Ser. A-2, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	590,000	590,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.95%, VRDN, (LOC: SunTrust Banks, Inc.)	1,150,000	1,150,000
Fort Walton Proj., Ser. A-4, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	670,000	670,000
Novelty Crystal Proj., 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Suncoast Bakeries Proj., Ser. A-1, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Jacksonville, FL EDA IDRB:
Crown Products Co. Proj., Ser. 1998, 3.90%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Hartley Press, Inc., Ser. A, 3.90%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.45%, VRDN, (LOC: Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.85%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.90%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.95%, VRDN, (LOC: U.S. Bancorp)	1,545,000	1,545,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 4.05%, VRDN, (LOC: Associated Banc-Corp.)	1,580,000	1,580,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.85%, VRDN, (LOC: Bank of America
Corp.)	2,165,000	2,165,000

		33,420,000

2

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.0%
Broward Cnty., FL Sch. Board COP, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$4,900,000	$4,900,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.85%, VRDN, (Liq.: Morgan Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board RB, 3.83%, VRDN, (LOC: Bank of New York Co.)	2,288,000	2,288,000

		7,538,000

MISCELLANEOUS REVENUE 8.5%
Miami Dade Cnty., FL TOC, Ser. Z-9, 3.87%, VRDN, (Gtd. by Goldman Sachs Group, Inc. & Insd. by
MBIA)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 3.87%, VRDN, (LOC: Northern Trust Corp.)	5,840,000	5,840,000
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, 3.25%, VRDN	10,000,000	10,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.00%, VRDN, (Gtd. by ConocoPhillips)	3,000,000	3,000,000

		31,840,000

PUBLIC FACILITIES 3.3%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.95%, VRDN, (LOC: Bank of America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.43%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FGIC)	4,550,000	4,550,000
3.84%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by FGIC)	3,100,000	3,100,000

		12,240,000

RESOURCE RECOVERY 1.8%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%, 12/01/2006	4,000,000	4,037,956
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.93%, VRDN, (LOC: Dexia SA)	2,865,000	2,865,000

		6,902,956

SPECIAL TAX 3.3%
ABN AMRO Munitops COP, Ser. 2002-24, 3.82%, VRDN, (LOC: ABN AMRO Bank)	600,000	600,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.84%, VRDN, (LOC: JPMorgan Chase & Co. &
Insd. by AMBAC)	1,590,000	1,590,000
Collier Cnty., FL Gas Tax RB, ROC, 3.84%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	5,375,000	5,375,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 3.84%, VRDN, (LOC: Citibank)	2,600,000	2,600,000
Hillsborough Cnty., FL Capital Impt. Program, Ser. A, 2.90%, 06/15/2006	2,500,000	2,500,000

		12,665,000

UTILITY 5.2%
Dade Cnty., FL IDA RB, Florida Power & Light Co., 3.68%, VRDN	7,800,000	7,800,000
Florida Util. Auth. RB, Ser. 327, 3.85%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.72%, VRDN, (Gtd. by Mississippi
Power Co.)	3,100,000	3,100,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 3.84%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000
West Palm Beach, FL Util. Sys. RB, Ser. 972, 3.84%, VRDN, (Liq.: Morgan Stanley)	3,495,000	3,495,000

		19,743,500

WATER & SEWER 2.7%
Bay Cnty., FL Water Sys. RB, PFOTER, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by
AMBAC)	440,000	440,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000
New York, NY Water Fin. Auth. Water & Sewer RB, 3.63%, VRDN, (SPA: State Street Corp.)	4,200,000	4,200,000

		10,110,000

Total Investments (cost $374,760,069) 99.6%		374,760,069
Other Assets and Liabilities 0.4%		1,360,886

Net Assets 100.0%		$376,120,955

3

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of April 30, 2006:

Florida	83.9%
Puerto Rico	2.7%
New York	2.2%
California	1.3%
Colorado	1.1%
Mississippi	0.8%
Texas	0.8%
Alabama	0.8%
Alaska	0.8%
Indiana	0.8%
Montana	0.8%
Wisconsin	0.4%
Massachusetts	0.3%
Non-state specific	3.3%
100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 9.4%
Barclays Bank plc, 4.77%, 05/02/2006	$50,000,000	$49,999,577
Compass Bank, 4.85%, 05/11/2006	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
3.77%, 06/07/2006	50,000,000	50,000,000
5.01%, 03/07/2007	25,000,000	25,000,000
5.36%, 04/30/2007	100,000,000	100,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	80,000,000	80,000,000
4.80%, 10/26/2006	50,000,000	50,000,000
5.37%, 05/25/2007	60,000,000	60,000,000
First Tennessee Bank, 4.98%, 07/10/2006	50,000,000	50,000,000
HBOS plc, 4.76%, 10/17/2006	40,000,000	40,000,906
SunTrust Banks, Inc.:
4.67%, 05/11/2006	80,000,000	80,000,000
4.70%, 07/25/2006	25,000,000	25,000,000
4.94%, 05/30/2006	70,000,000	70,000,000
U.S. Trust Co. of New York, 4.91%, 05/12/2006	50,000,000	50,000,000

Total Certificates of Deposit (cost $780,000,483)		780,000,483

COMMERCIAL PAPER 53.4%
Asset-Backed 45.8%
Amstel Funding Corp.:
4.42%, 05/17/2006	37,291,000	37,217,744
4.45%, 05/26/2006	50,000,000	49,845,486
4.68%, 05/22/2006	40,000,000	39,890,800
4.88%, 06/15/2006	34,042,000	33,834,344
ASAP Funding, Ltd.:
4.82%, 05/16/2006	50,000,000	49,899,583
4.90%, 06/06/2006	60,127,000	59,832,378
Bavaria Trust Corp.:
4.80%, 05/08/2006	75,000,000	74,930,000
4.87%, 05/11/2006	50,000,000	49,932,361
4.93%, 05/25/2006	50,000,000	49,835,667
Belmont Funding, LLC, 4.86%, 05/19/2006	30,025,000	29,952,039
Brahms Funding Corp.:
4.85%, 05/12/2006	13,296,000	13,276,296
4.88%, 05/17/2006	100,000,000	99,783,111
Check Point Charlie, Inc., 4.63%, 07/24/2006	18,000,000	17,805,540
Chesham Finance, LLC:
4.78%, 05/01/2006	100,000,000	100,000,000
4.79%, 05/04/2006	100,000,000	99,973,389
4.81%, 05/02/2006	50,000,000	49,999,565
4.85%, 05/15/2006	45,000,000	44,915,125
Concord Minutemen Capital Co., LLC:
4.81%, 05/09/2006	75,000,000	75,000,000
4.82%, 05/10/2006	35,000,000	35,000,000
Crown Point Capital Co.:
4.81%, 06/07/2006	25,379,000	25,253,536
4.87%, 05/24/2006	50,000,000	49,844,431
Deer Valley Funding, Ltd.:
4.78%, 05/08/2006	68,333,000	68,269,488
4.86%, 05/15/2006	125,000,000	124,763,750
Ebury Finance, LLC:
4.77%, 07/25/2006	110,000,000	109,986,047
4.86%, 05/17/2006	100,000,000	99,784,000
4.87%, 06/23/2006	30,000,000	29,784,908
5.04%, 10/20/2006	50,000,000	48,796,000
1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Fenway Funding, LLC:
4.88%, 06/01/2006	$60,000,000	$59,747,867
5.00%, 07/10/2006	25,000,000	24,756,944
Giro Balanced Funding Corp.:
4.79%, 05/10/2006	50,000,000	49,940,125
4.84%, 05/15/2006	34,202,000	34,137,624
4.85%, 05/12/2006	34,322,000	34,271,137
4.86%, 05/15/2006	160,679,000	160,375,317
Grampian Funding, LLC:
4.42%, 05/02/2006	35,000,000	34,995,703
4.70%, 07/21/2006	46,072,000	45,584,789
Greyhawk Funding, LLC:
4.40%, 05/09/2006	25,000,000	24,975,556
5.00%, 07/24/2006	50,000,000	49,416,667
KKR Pacific Funding Trust, 4.94%, 05/25/2006	50,000,000	49,835,333
Lake Constance Funding, 4.75%, 06/02/2006	40,000,000	39,831,111
Legacy Capital Corp., 4.78%, 05/04/2006	50,000,000	49,980,083
Lexington Parker Capital Corp., LLC:
4.86%, 05/15/2006	100,000,000	99,811,000
5.00%, 07/20/2006	79,924,000	79,035,956
Lockhart Funding, LLC:
4.60%, 05/01/2006	70,000,000	70,000,000
4.80%, 05/11/2006	50,231,000	50,164,025
4.87%, 05/19/2006	25,000,000	24,939,125
4.89%, 06/09/2006	100,000,000	99,470,250
Mortgage Interest Network, 4.91%, 05/16/2006	15,000,000	14,969,312
Neptune Funding Corp., 4.59%, 05/02/2006	53,191,000	53,184,218
Old Line Funding Corp., 4.81%, 05/22/2006	69,104,000	68,910,106
Park Granada, LLC:
4.60%, 07/18/2006	25,000,000	24,750,833
4.90%, 06/07/2006	77,885,000	77,492,763
Rhineland Funding Capital Corp.:
4.87%, 05/15/2006	12,476,000	12,452,372
4.96%, 05/24/2006	10,386,000	10,353,088
Scaldis Capital, LLC, 4.85%, 05/15/2006	52,500,000	52,400,979
Sheffield Receivables Corp., 4.60%, 05/04/2006	50,000,000	49,980,833
Surrey Funding Corp.:
4.72%, 06/05/2006	75,066,000	74,721,530
4.81%, 05/30/2006	50,000,000	49,806,264
4.86%, 06/05/2006	60,000,000	59,716,792
Thames Asset Global Securitization, Inc.:
4.82%, 05/26/2006	43,318,000	43,173,005
4.85%, 05/16/2006	20,051,000	20,010,480
5.01%, 09/14/2006	28,525,000	27,985,117
Thornburg Mortgage Capital Resources, LLC:
4.83%, 05/10/2006	50,000,000	49,939,625
4.88%, 06/05/2006	50,000,000	49,762,778
Three Crowns Funding Corp., 4.78%, 05/04/2006	95,853,000	95,821,014
Three Pillars Funding Corp.:
4.82%, 07/14/2006	30,000,000	29,702,767
4.85%, 05/18/2006	110,000,000	109,772,319
Thunder Bay Funding, Inc.:
4.81%, 05/22/2006	35,405,000	35,305,659
5.07%, 10/10/2006	15,253,000	14,905,003
Ticonderoga Funding, LLC, 4.78%, 05/05/2006	50,000,000	49,973,444
2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Tulip Funding Corp.:
4.75%, 06/01/2006	$25,000,000	$24,897,743
5.06%, 10/24/2006	25,000,000	24,381,556
Versailles CDS, LLC, 4.85%, 05/17/2006	25,000,000	24,946,111

		3,797,989,911

Capital Markets 2.0%
Goldman Sachs Group, Inc.:
3.65%, 05/25/2006	60,000,000	59,854,120
4.84%, 05/02/2006	60,000,000	60,000,000
4.93%, 05/25/2006	50,000,000	50,000,000

		169,854,120

Consumer Finance 3.4%
Ford Motor Credit Co.:
4.62%, 05/02/2006	40,000,000	39,994,867
4.80%, 05/03/2006	100,000,000	99,973,333
4.82%, 05/11/2006	50,000,000	49,933,056
4.88%, 05/15/2006	41,000,000	40,922,191
4.94%, 06/12/2006	50,000,000	49,711,833

		280,535,280

Diversified Financial Services 1.8%
Citibank Credit Card Issuance Trust:
4.79%, 05/11/2006	75,000,000	74,900,208
4.80%, 05/16/2006	75,000,000	74,850,000

		149,750,208

Thrifts & Mortgage Finance 0.4%
Countrywide Financial Corp., 4.69%, 05/01/2006	30,000,000	30,000,000

Total Commercial Paper (cost $4,428,129,519)		4,428,129,519

CORPORATE BONDS 26.4%
Capital Markets 8.9%
Bear Stearns Cos., FRN:
4.88%, 05/05/2006	50,000,000	50,000,000
4.97%, 05/02/2006	50,000,000	50,004,696
Lehman Brothers Holdings, Inc., FRN, 4.98%, 06/02/2006	35,000,000	35,002,923
Merrill Lynch & Co., Inc., FRN, 5.05%, 05/11/2006	300,000,000	300,000,000
Morgan Stanley, FRN:
4.85%, 05/03/2006	100,000,000	100,000,000
4.93%, 05/15/2006	200,000,000	200,000,000

		735,007,619

Commercial Banks 3.9%
Bank of America Corp., FRN, 4.81%, 05/02/2006	100,000,000	100,000,000
First Tennessee Bank, FRN, 4.89%, 05/17/2006 144A	75,000,000	75,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	50,000,000	50,110,510
WestLB AG, FRN, 4.89%, 05/10/2006 144A	100,000,000	100,000,000

		325,110,510

Consumer Finance 5.8%
BMW U.S. Capital Corp., LLC, FRN, 4.82%, 05/03/2006	75,000,000	75,000,000
General Electric Capital Corp., FRN:
4.95%, 05/09/2006 +	100,000,000	100,000,000
5.00%, 05/17/2006 +	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN:
4.69%, 05/08/2006	50,000,000	50,000,283
4.81%, 05/02/2006	40,000,000	40,000,000

		485,000,283

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financial Services 5.7%
CC USA, Inc., FRN:
4.81%, 05/02/2006 144A	$30,000,000	$29,999,334
4.82%, 05/02/2006 144A	65,000,000	64,999,256
Dorada Finance, Inc., FRN, 4.81%, 05/02/2006 144A	40,000,000	39,999,113
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	25,000,000	24,997,500
FRN:
4.82%, 05/02/2006 144A	50,000,000	49,992,314
4.92%, 05/25/2006 144A	35,000,000	34,999,185
Sigma Finance, Inc.:
3.87%, 07/03/2006 144A	75,000,000	75,000,000
4.00%, 08/02/2006 144A	50,000,000	50,000,000
4.31%, 09/28/2006 144A	50,000,000	50,000,000
4.86%, 02/12/2007 144A	50,000,000	50,000,000

		469,986,702

Insurance 0.4%
Allstate Corp., FRN, 4.98%, 05/27/2006 +	35,000,000	35,000,000

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp., FRN:
4.92%, 06/05/2006	83,000,000	83,000,000
4.96%, 06/13/2006	59,000,000	59,000,000

		142,000,000

Total Corporate Bonds (cost $2,192,105,114)		2,192,105,114

FUNDING AGREEMENTS 5.9%
Jackson National Life Insurance Co., 5.07%, 07/03/2006 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.16%, 07/17/2006 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.08%, 06/01/2006 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
5.05%, 05/01/2006 +	140,000,000	140,000,000
5.14%, 07/03/2006 +	135,000,000	135,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 4.93%, 05/04/2006, (LOC: Bank
of America Corp.)	10,500,000	10,500,000

Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B, 5.05%, 05/04/2006, (LOC:
Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $52,330,000)		52,330,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.9%
FHLB, 4.50%, 11/03/2006 (cost $70,000,000)	70,000,000	70,000,000

YANKEE OBLIGATIONS-CORPORATE 3.3%
Commercial Banks 2.7%
Glitnir banki HF, FRN:
4.89%, 05/08/2006 144A	25,000,000	25,000,000
5.00%, 05/22/2006 144A	50,000,000	50,000,000
HBOS plc, FRN, 4.84%, 05/22/2006 144A	150,000,000	150,000,000

		225,000,000

Diversified Financial Services 0.6%
Irish Life & Permanent plc, FRN, 4.95%, 05/22/2006 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $275,000,000)		275,000,000

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,591)	74,591	$74,591

	Principal Amount	Value

REPURCHASE AGREEMENT 0.1%
Societe Generale, 4.68%, dated 4/28/2006, maturing 5/1/2006; maturity value $9,678,048 *
(cost $9,674,275)	$9,674,275	9,674,275

Total Investments (cost $8,292,313,982) 100.0%		8,292,313,982
Other Assets and Liabilities 0.0%		537,695

Net Assets 100.0%		$8,292,851,677

+	Security is deemed illiquid.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Collateralized by $9,945,000 U.S. Treasury Note, 3.375%, 2/28/2007, value including accrued interest is $9,868,334.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

5

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 2.5%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL
Capital, Ltd.)	$675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.87%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by FGIC)	2,035,000	2,035,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by AMBAC)	3,765,000	3,765,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.87%, VRDN, (Liq.: Morgan Stanley &
Insd. by FGIC)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.25%, 10/13/2006, (LOC: Bank of America)	15,300,000	15,300,000
Metropolitan Washington, DC Arpt. MSTR, 4.05%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 4.05%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 4.05%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. 928, 3.87%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by AMBAC)	3,990,000	3,990,000
Philadelphia, PA Arpt. MSTR, 3.88%, VRDN, (SPA: Societe Generale & Insd. by FGIC)	4,600,000	4,600,000
Philadelphia, PA Arpt. RB, Ser. B, 3.83%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	9,000,000	9,000,000

		54,670,000

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Cmnty., Inc., 3.67%, VRDN, (SPA: LaSalle Bank
Corp. & Insd. by Radian Group, Inc.)	2,300,000	2,300,000

EDUCATION 8.1%
ABAG Fin. Auth. for Nonprofit Corp., California RB, Jewish Cmnty. Ctr. Proj., 3.67%, VRDN, (LOC:
Allied Irish Banks plc)	10,000,000	10,000,000
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 3.50%, 06/15/2006, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.85%, VRDN, (Liq.: Bear Stearns Cos. & Insd. by
MBIA)	10,010,000	10,010,000
Alamo Heights, TX Independent Sch. Dist. GO, Ser. 980, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,075,000	9,075,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 3.85%, VRDN, (Liq.: Morgan Stanley)	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 4.06%, VRDN, (Gtd. by Columbus
B&T Co.)	1,865,000	1,865,000
Chilton, WI Sch. Dist. GO, ROC, 3.43%, 06/01/2006, (Liq.: Citigroup Global Markets)	5,370,000	5,370,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.78%, VRDN, (LOC: U.S. Bank)	2,675,000	2,675,000
Vail Mountain Sch. Proj., 3.87%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 3.85%, VRDN, (LOC:
AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.85%, VRDN, (LOC: Bank of
North Georgia)	4,650,000	4,650,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.90%, VRDN, (LOC: Fulton Finl. Corp.)	3,610,000	3,610,000
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs., Ser. C, 3.82%, VRDN,
(LOC: Regions Bank)	10,000,000	10,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.96%, VRDN, (LOC: Columbus B&T Co.)	6,890,000	6,890,000
Madison & Macoupin Cnty., IL GO, Cmnty. College Dist. No. 536, Ser. 1026, 3.84%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by FSA)	5,350,000	5,350,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 3.78%, VRDN,
(LOC: Fifth Third Bancorp)	5,160,000	5,160,000
North Texas Higher Ed. Auth. RB, Ser. A-1, Class 2, 3.63%, 04/02/2007, (LOC: DEPFA Bank plc)	6,000,000	6,000,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.83%, VRDN, (SPA: Allied Irish Banks plc)	3,800,000	3,800,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 4.07%, VRDN, (LOC: Bank of America Corp.)	7,700,000	7,700,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 3.85%, VRDN, (LOC: Bank of America
Corp.)	9,400,000	9,400,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB, Carnegie Mellon Univ. Proj.:
Ser. A, 3.67%, VRDN, (SPA: JPMorgan Chase & Co.)	$15,500,000	$15,500,000
Ser. C, 3.67%, VRDN, (SPA: JPMorgan Chase & Co.)	13,750,000	13,750,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.84%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
Private Colleges and Univ. Auth., Georgia RB, Mercer Univ. Proj., 3.89%, VRDN, (LOC: Branch
Banking & Trust)	11,795,000	11,795,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 3.86%, VRDN, (LOC: KeyCorp)	6,565,000	6,565,000
Summit Cnty., OH RB, Western Academy Reserve, 3.81%, VRDN, (LOC: KeyCorp)	5,370,000	5,370,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.85%, VRDN, (LOC: Bank of
America Corp.)	2,400,000	2,400,000
Will Cnty., IL Cmnty. Sch. Dist. GO, PFOTER, 3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	675,000	675,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN, 4.18%, 10/02/2006	5,250,000	5,262,981

		175,057,981

GENERAL OBLIGATION – LOCAL 4.7%
ABN AMRO Munitops Cert. Trust:
3.85%, VRDN, (SPA: ABN AMRO Bank & Insd. by MBIA)	16,820,000	16,820,000
3.89%, VRDN, (Insd. by FSA)	7,325,000	7,325,000
Chattanooga, TN GO, ROC, 3.84%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,895,000	4,895,000
Clipper Tax-Exempt Cert. Trust COP, Ser. 2005-34, 3.84%, VRDN, (SPA: State Street Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
District of Columbia GO, Ser. C, 3.82%, VRDN, (Insd. by FGIC)	9,445,000	9,445,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 3.90%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 2.85%, 07/06/2006, (SPA: Merrill Lynch & Co., Inc. & Insd.
by MBIA)	4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC, 3.43%, 06/01/2006, (Liq.: Salomon Smith Barney)	5,225,000	5,225,000
New York, NY GO, 3.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,750,000	3,750,000

		101,285,000

GENERAL OBLIGATION – STATE 3.8%
Florida Board of Ed. GO, ROC, 3.50%, 06/15/2006, (LOC: Citibank, NA)	18,700,000	18,700,000
Florida Dept. of Trans. GO, ROC, 3.84%, VRDN, (Liq.: Citigroup, Inc.)	3,960,000	3,960,000
Massachusetts Bay Trans. Auth. MTC GO, 3.87%, VRDN, (SPA: Societe Generale)	1,000,000	1,000,000
Texas GO TRAN, 4.50%, 08/31/2006	55,000,000	55,240,052
Texas GO, Ser. 1016, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,315,000	3,315,000

		82,215,052

HOSPITAL 8.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, 09/28/2006, (SPA: Landesbank Hessen)	8,965,000	8,965,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.80%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 5.20%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 4.02%, VRDN, (Gtd. by Columbus B&T Co.)	9,145,000	9,145,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.87%, VRDN, (LOC: SunTrust Banks, Inc.)	1,097,000	1,097,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.81%, VRDN, (LOC:
SunTrust Banks, Inc.)	2,100,000	2,100,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, 11/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	7,195,000	7,195,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 3.50%, 03/01/2007,
(Gtd. by Ascension Hlth. Credit Group)	7,000,000	7,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.81%, VRDN, (Insd. by Regions Bank) .	6,115,000	6,115,000
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.81%, VRDN, (SPA: Allied Irish Banks plc)	5,321,000	5,321,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.86%, VRDN, (SPA: Bank of Nova Scotia &
Insd. by Radian Asset Assurance, Inc.)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.86%, VRDN, (LOC: Bank One)	1,210,000	1,210,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.84%, VRDN, (LOC: Union Planters Bank)	3,775,000	3,775,000
Cenikor Foundation Proj., 3.87%, VRDN, (LOC: Union Planters Bank)	2,945,000	2,945,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj.,
3.80%, VRDN, (LOC: Bank of America Corp.)	$1,211,000	$1,211,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.89%, VRDN, (LOC: WestLB AG)	2,000,000	2,000,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 3.85%, VRDN, (LOC: Bank of America
Corp.)	1,600,000	1,600,000
Miami-Dade Cnty., FL Pub. Facs. RB, PFOTER, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by MBIA)	7,220,000	7,220,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.81%, VRDN, (LOC: Bank One)	5,000,000	5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 4.00%, VRDN, (LOC: Regions Bank)	1,175,000	1,175,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.86%, VRDN, (LOC: KeyCorp)	3,235,000	3,235,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 4.02%, VRDN, (Liq.: Bear Stearns Cos.) 144A	29,040,000	29,040,000
Ser. 1999-69B, Class B, 4.02%, VRDN, (Liq.: Bear Stearns Cos.) 144A	29,025,000	29,025,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 4.02%, VRDN, (Liq.: Bear Stearns Cos.)	2,855,000	2,855,000
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.90%, VRDN, (LOC: Fulton Finl.
Corp.)	1,645,000	1,645,000
Steuben Cnty., NY IDA RB, Civic Facs.:
Corning Hosp. Ctr. Proj., 3.85%, VRDN, (LOC: M&T Bank Corp.)	1,610,000	1,610,000
Guthrie Corning Dev. Proj., 3.85%, VRDN, (LOC: M&T Bank Corp.)	2,645,000	2,645,000

		179,484,000

HOUSING 33.5%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.96%, VRDN, (LOC: LaSalle Bank, NA)	2,975,000	2,975,000
Ser. 2005-68, 3.88%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC) 144A	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,785,000	5,785,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.80%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 3.90%, VRDN, (LOC: Columbus
B&T Co.)	16,000,000	16,000,000
Brevard Cnty., FL HFA MHRB, PFOTER, 3.10%, 09/28/2006, (Insd. by FHLMC)	8,000,000	8,000,000
California Statewide CDA MHRB, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Charter Mac Equity Issuer Trust, PFOTER, 3.91%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	30,930,000	30,930,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.55%, VRDN, (LOC: First
Tennessee Bank)	1,400,000	1,400,000
Chicago, IL Hsg. Auth. Capital RB, PFOTER, Ser. 576, 3.85%, VRDN, (Liq.: Morgan Stanley)	4,500,000	4,500,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.95%, VRDN, (SPA: State Street Corp.)	5,853,884	5,853,884
Ser. 1999-3, 4.00%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	12,130,000	12,130,000
Ser. 2000-1, 3.88%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.95%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	26,104,000	26,104,000
Ser. 2004-10, 3.95%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA & FNMA)	8,754,000	8,754,000
Ser. 2005-14, 4.00%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	4,414,000	4,414,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.90%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.89%, VRDN, (LOC: Columbus B&T Co.)	4,350,000	4,350,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.67%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,195,000	12,195,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 3.89%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.95%, VRDN, (LOC: Crestar Bank)	2,725,000	2,725,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.88%, VRDN, (LOC: Bank of America Corp.
& Insd. by GNMA)	4,765,000	4,765,000
FHLMC MHRB, Ser. M001, Class A, 3.90%, VRDN, (Insd. by FHLMC)	11,822,256	11,822,256
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 4.05%, VRDN, (LOC: Bank of
America Corp.)	5,860,000	5,860,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	$10,805,000	$10,805,000
Pleasant Run Apt. Proj., 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	4,265,000	4,265,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.85%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 4.25%, VRDN, (Liq.: American Intl. Group, Inc.) .	8,110,000	8,110,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.89%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 4.00%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	3,590,000	3,590,000
Ser. 1998A, 3.95%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	2,051,000	2,051,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.80%, VRDN, (LOC: SunTrust
Banks, Inc.)	273,000	273,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 3.86%, VRDN, (Liq.: FNMA)	3,800,000	3,800,000
PFOTER, 3.91%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj.,
3.55%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 3.90%, VRDN,
(Liq.: FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.85%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.90%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
MuniMae Trust COP, Ser. 2002-1M, 3.86%, VRDN, (SPA: Bayerische Landesbanken & Insd. by MBIA)	11,590,000	11,590,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.20%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Bridgeport Apts. Proj., 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.82%, VRDN, (Insd. by Trinity Plus Funding Co.)	3,833,196	3,833,196
New Orleans, LA Fin. Auth. SFHRB:
Ser. 1137, 3.95%, VRDN, (Liq.: Morgan Stanley)	22,785,000	22,785,000
Ser. 1185, 3.93%, VRDN, (Liq.: Morgan Stanley & Insd. by XL Capital, Ltd.)	7,000,000	7,000,000
New York, NY Dorm. Auth. RB, PFOTER, 2.85%, 06/22/2006, (SPA: Merrill Lynch & Co., Inc. & Insd.
by AMBAC)	6,140,000	6,140,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	25,000,000	25,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.86%, VRDN, (LOC:
KeyCorp)	1,260,000	1,260,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 4.05%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
PFOTER:
Class A:
3.90%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,810,000	17,810,000
3.93%, VRDN, (SPA: WestLB AG)	30,300,000	30,300,000
Class B:
2.85%, 07/06/2006, (LOC: Lloyds TSB Group plc)	49,445,000	49,445,000
3.40%, 02/01/2007, (Insd. by FHLMC)	11,540,000	11,540,000
Class C, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,520,000	3,520,000
Class D:
3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	21,850,000	21,850,000
3.90%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
Class F:
3.90%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
3.94%, VRDN, (LOC: Lloyds TSB Group plc)	8,320,000	8,320,000
Class G, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	21,140,000	21,140,000
Class I, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	665,000	665,000
Pinellas Cnty., FL HFA PFOTER, 3.89%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	490,000	490,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 3.95%, VRDN, (LOC: Bank of New York
Co.)	6,780,000	6,780,000
South Carolina Fin. & Dev. Auth. MHRB, 3.93%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,250,000	8,250,000
South Dakota Hsg. Auth. SFHRB, Homeownership Mtge., Ser. H, 4.50%, 12/15/2006	12,550,000	12,630,044

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Washington MHRB:
Eaglepointe Apts., Ser. A, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	$4,840,000	$4,840,000
Winterhill Apts., Ser. A, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.90%, VRDN, (LOC: Marshall & Isley Bank)	5,850,000	5,850,000
Wisconsin Hsg. & EDA Home Ownership SFHRB, Ser. A, 3.86%, VRDN, (SPA: WestLB AG)	18,000,000	18,000,000

		727,275,380

INDUSTRIAL DEVELOPMENT REVENUE 13.7%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.85%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.83%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	1,853,000	1,853,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.85%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.95%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.87%, VRDN, (LOC: Bank of
America Corp.)	1,120,000	1,120,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.95%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 4.07%, VRDN, (LOC: AmSouth Bancorp)	200,000	200,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.87%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,440,000	1,440,000
California EDA RB, Killion Inds. Proj., 4.10%, VRDN, (LOC: Union Bank of California)	2,770,000	2,770,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 4.05%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.90%, VRDN, (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.87%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.95%, VRDN, (LOC: Wells Fargo
& Co.)	1,925,000	1,925,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.95%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 3.93%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	3,550,000	3,550,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.90%, VRDN, (LOC: Wells Fargo & Co.)	5,600,000	5,600,000
Devils Lake, ND IDRB, Noodles by Leonardo, 4.15%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.89%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 4.00%, VRDN, (LOC: Columbus B&T Co.)	7,930,000	7,930,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	2,045,000	2,045,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.92%, VRDN, (LOC: Harris Trust & Savings Bank)	2,195,000	2,195,000
Four Season Hsg., Inc. Proj., 3.97%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.94%, VRDN, (LOC: AmSouth Bancorp)	4,380,000	4,380,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.93%, VRDN, (LOC: Fifth Third Bancorp)	1,230,000	1,230,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.97%, VRDN, (LOC: Natl. City Corp.)	1,160,000	1,160,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.90%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Hackleberg, AL IDRB, River Birch Homes Proj., 4.10%, VRDN, (LOC: AmSouth Bancorp)	820,000	820,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 4.10%, VRDN, (SPA: Canadian Imperial Bank)	538,000	538,000
Door Components, LLC Proj., 4.10%, VRDN, (SPA: Canadian Imperial Bank)	1,635,000	1,635,000
Hamilton, AL IDRB, Quality Hsg. Proj., 4.20%, VRDN, (SPA: Canadian Imperial Bank)	815,000	815,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft, LP Proj., 4.10%, VRDN, (LOC: First Comml. Bank)	1,129,000	1,129,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.95%, VRDN, (LOC: Crestar Bank)	1,060,000	1,060,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 4.05%, VRDN, (LOC: Associated Banc-Corp.)	1,615,000	1,615,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 3.90%, VRDN, (LOC: First Comml. Bank)	2,945,000	2,945,000
Wright-K Technology, Inc. Proj., 4.02%, VRDN, (LOC: Natl. City Corp.)	1,380,000	1,380,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 4.15%, VRDN, (LOC: BNP Paribas
SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, 3.77%, VRDN, (LOC: Rabobank Neder)	6,300,000	6,300,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.86%, VRDN, (LOC: Bank One)	1,770,000	1,770,000
Iowa Fin. Auth. IDRB, Interwest Proj., 4.19%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,680,000	3,680,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.89%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.95%, VRDN, (LOC: JPMorgan Chase & Co.)	$2,300,000	$2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 4.19%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	2,200,000	2,200,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.94%, VRDN, (LOC: U.S. Bancorp)	795,000	795,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.95%, VRDN, (LOC: U.S. Bancorp)	2,590,000	2,590,000
Mankato, MN IDRB, Katolight Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.93%, VRDN, (LOC: KeyCorp)	2,885,000	2,885,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.45%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.45%, VRDN, (LOC: Sovereign Bancorp, Inc.)	700,000	700,000
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 3.85%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Tarmac America Proj., 3.85%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.37%, VRDN, (SPA:
Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Quantum Composites, Inc. Proj., 4.00%, VRDN, (LOC: Heller Finl., Inc.)	4,560,000	4,560,000
Wilden Adventures Proj., 3.96%, VRDN, (LOC: Comerica Bank)	3,930,000	3,930,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 4.00%, VRDN, (LOC: Firstbank
Corp.)	1,560,000	1,560,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 4.15%, VRDN, (SPA: Societe
Generale)	3,390,000	3,390,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 4.19%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,850,000	3,850,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 4.02%, VRDN, (LOC: Amsouth
Bank, NA)	3,500,000	3,500,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar, 3.99%, VRDN, (LOC: Wells Fargo
& Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	2,325,000	2,325,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.90%, VRDN, (LOC: U.S. Bancorp)	2,700,000	2,700,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.85%, VRDN, (LOC: Bank of America
Corp.)	2,075,000	2,075,000
Olathe, KS IDRB, Insulite Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	1,975,000	1,975,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 3.82%, VRDN, (LOC: JPMorgan
Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.99%, VRDN, (LOC: Bank of America Corp.)	1,575,000	1,575,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.89%, VRDN, (LOC: U.S. Bancorp)	2,240,000	2,240,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 4.05%, VRDN, (LOC: Bank of
California)	2,600,000	2,600,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 3.99%, VRDN, (LOC:
KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 4.05%, VRDN, (LOC: Associated Banc-Corp.)	1,300,000	1,300,000
Portland, OR EDA RB, Broadway Proj., 3.81%, VRDN, (LOC: KeyCorp & Insd. by AMBAC)	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 4.02%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.85%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 4.05%, VRDN, (LOC: Associated Banc-Corp.)	1,935,000	1,935,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 4.18%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 3.93%, VRDN, (LOC: KeyCorp)	2,775,000	2,775,000
Ortec, Inc. Proj., Ser. B, 3.90%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Roller Bearing Co. Proj., Ser. 1994-A, 4.00%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.85%, VRDN, (SPA: RBC Centura Bank & Insd. by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 4.00%, VRDN, (LOC: U.S. Bancorp)	2,100,000	2,100,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 4.15%, VRDN, (LOC: U.S. Bancorp)	1,445,000	1,445,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.95%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 4.12%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
		Principal Amount
			Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 4.30%, VRDN, (LOC: U.S. Bancorp)		$900,000	$900,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.99%, VRDN, (SPA: Rabobank
Neder)		21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 4.05%, VRDN, (LOC: Regions Bank)		4,000,000	4,000,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 3.87%, VRDN, (Gtd. by Nucor Corp.)		6,600,000	6,600,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.87%, VRDN, (SPA: Sumitomo Bank, Ltd.)		4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.93%, VRDN, (LOC: KeyCorp)		2,390,000	2,390,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.85%, VRDN, (LOC: Bank of America
Corp.)		2,700,000	2,700,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.95%, VRDN, (LOC: Bank One)		2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.99%, VRDN, (LOC: Bank of America Corp.)		3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.93%, VRDN, (LOC: KeyCorp)		1,385,000	1,385,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 4.05%, VRDN, (LOC: Crestar Bank)		1,945,000	1,945,000
Ser. B, 4.05%, VRDN, (LOC: Crestar Bank)		1,305,000	1,305,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 4.07%, VRDN, (LOC: AmSouth Bancorp)		8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 4.12%, VRDN, (LOC: Bank of the West)		3,980,000	3,980,000

			297,255,000

LEASE 0.8%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 4.09%, VRDN, (LOC: LaSalle Bank
NA)		2,125,199	2,125,199
Goat Hill Properties, Washington Lease RB ROC, 3.84%, VRDN, (Insd. by MBIA)		1,335,000	1,335,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.90%, VRDN, (SPA: Landesbank Hessen)		3,270,000	3,270,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.85%, VRDN, (Liq.: Morgan Stanley)		2,227,500	2,227,500
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 3.95%, VRDN, (Gtd. by Pitney Bowes Credit
Corp. & Insd. by AMBAC)		2,280,325	2,280,325
St. Lucie Cnty., FL Sch. Board RB, 3.83%, VRDN, (LOC: Bank of New York Co.)		6,200,000	6,200,000

			17,438,024

MANUFACTURING 0.8%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.85%, VRDN, (LOC: SunTrust Banks, Inc.)		3,600,000	3,600,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.90%, VRDN, (LOC: Bank of America
Corp.)		2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.90%, VRDN, (LOC: Bank of
America Corp.)		6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.90%, VRDN, (LOC: Bank of America Corp.)		3,000,000	3,000,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.85%, VRDN, (LOC: U.S. Bancorp)		3,420,000	3,420,000

			18,770,000

MISCELLANEOUS REVENUE 10.2%
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.99%, VRDN, (LOC: Bank of America Corp.)		3,500,000	3,500,000
Clarksville, TN RB Pub. Bldg. Auth. Ser. P, 3.65%, VRDN, (LOC: Bank of America Corp.)		30,070,000	30,070,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.84%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)		7,050,000	7,050,000
Las Vegas, NV EDRB, Andre Agassi Foundation Proj., 3.79%, VRDN, (LOC: Bank of New York Co.)		15,705,000	15,705,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 4.00%, VRDN, (Gtd. by
Honeywell Intl., Inc.)		4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 4.15%, VRDN, (SPA: Commerce de France)		1,355,000	1,355,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A,
4.00%, VRDN, (LOC: AmSouth	Bancorp)	3,685,000	3,685,000
Missouri, IL Bi-State Dev. Agcy. RB, Metro. Mass Trans. Proj., Ser. A, 3.80%, VRDN, (LOC: JPMorgan
Chase & Co.)		12,000,000	12,000,000
Municipal Securities Pool Trust Receipts, 3.93%, VRDN, (SPA: Societe Generale & Insd. by MBIA)		17,965,000	17,965,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., 3.45%, 06/01/2006, (Gtd. by ConocoPhillips)		6,000,000	6,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.92%, VRDN		4,300,000	4,300,000
PFOTER, Ser. A, 3.90%, VRDN, (SPA: Merrill Lynch & Co., Inc.)		175,000	175,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.95%, VRDN, (Gtd. by
Motiva Enterprises, LLC)		10,635,000	10,635,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. A, 4.10%, VRDN, (Gtd. by
Flint Hills Resources)	$34,000,000	$34,000,000
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, 3.25%, 07/24/2006 144A	26,000,000	26,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 4.00%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.99%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.99%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.99%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, Conoco Phillips Co. Proj., 3.03%, 05/01/2006	4,600,000	4,600,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.81%, VRDN, (Gtd. by Dow
Chemical Co.)	20,300,000	20,300,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.86%, VRDN, (LOC: KeyCorp)	2,345,000	2,345,000

		222,685,000

PORT AUTHORITY 1.0%
Massachusetts Port Auth. RB, 3.30%, 05/05/2006, (Insd. by WestLB AG)	14,000,000	14,000,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.90%, VRDN, (LOC: AmSouth Bancorp
& Insd. by AMBAC)	6,990,000	6,990,000

		20,990,000

PREREFUNDED 0.2%
Arkansas Student Loan Auth. RRB, Ser. B, 6.25%, 06/01/2006	5,000,000	5,019,642

PUBLIC FACILITIES 0.9%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.55%, VRDN, (LOC: First Tennessee
Bank)	12,245,000	12,245,000
Puerto Rico Pub. Bldg. Auth. RB, 3.79%, VRDN, (Gtd. by Lloyds TSB Group plc)	6,250,000	6,250,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.
& Insd. by AMBAC)	660,000	660,000

		19,155,000

RESOURCE RECOVERY 1.2%
Broward Cnty., FL Resource Recovery RRB, Wheelabrator South-A proj., 5.00%, 12/01/2006	4,035,000	4,073,288
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.88%, VRDN, (LOC: Dexia SA)	6,685,000	6,685,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 4.24%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 4.24%, VRDN, (SPA: Bank of Tokyo-Mitsubishi,
Ltd.)	5,000,000	5,000,000

		26,758,288

SPECIAL TAX 2.3%
ABN AMRO Munitops COP, Ser. 2002-24, 3.82%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Central Puget Sound, WA Regl. Transit Auth. RB, ROC, 3.45%, 07/06/2006, (Insd. by AMBAC)	18,565,000	18,565,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.85%, VRDN, (Liq.: Morgan Stanley)	2,225,000	2,225,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redevelopment Proj.:
Ser. A, 3.87%, VRDN, (LOC: Northern Trust Co.)	8,170,000	8,170,000
Ser. B, 3.87%, VRDN, (LOC: Northern Trust Co.)	10,400,000	10,400,000
Collier Cnty., FL Gas Tax RB, PFOTER, 3.84%, VRDN, (LOC: AMBAC & Liq.: Merrill Lynch & Co., Inc.)	6,000,000	6,000,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 3.86%, VRDN, (LOC: Bank of New York Co. & Insd.
by FSA) 144A	2,760,000	2,760,000

		49,420,000

TOBACCO REVENUE 1.2%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.87%, VRDN, (LOC: Lloyds TSB Group plc)	3,715,000	3,715,000
3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,220,000	4,220,000
Erie Cnty., NY Tobacco Asset Securization Corp. RB, 3.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. RB, ROC, 3.85%, VRDN, (LOC: Citibank, NA & Liq.:
Citigroup, Inc.)	3,000,000	3,000,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.86%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	6,100,000	6,100,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE continued
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.85%, 06/22/2006, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	$3,700,000	$3,700,000
New York Tsasc, Inc. RB, ROC, 3.84%, VRDN, (Liq.: Citibank, NA & Insd. by Citigroup, Inc.)	5,600,000	5,600,000

		27,335,000

TRANSPORTATION 0.8%
Central Puget Sound, WA Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.84%, VRDN, (Liq.: Morgan
Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.88%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro Highway Sys. RB, ROC, 3.84%, VRDN, (Liq.: Citigroup, Inc. &
Insd. by MBIA)	2,725,000	2,725,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by
MBIA)	5,430,000	5,430,000
New York Thruway Auth. RB, MSTR, 3.87%, VRDN, (SPA: Societe Generale)	2,200,000	2,200,000

		16,690,000

UTILITY 1.9%
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.79%, VRDN, (Gtd. by
Kentucky Util. Co.)	8,700,000	8,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.99%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	5,550,000	5,550,000
Houston, TX Util. Sys. RB, ROC, 3.84%, VRDN, (Liq.: Citibank, NA & Insd. by MBIA)	4,500,000	4,500,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.72%, VRDN, (Gtd. by Mississippi
Power Co.)	3,100,000	3,100,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 3.82%, VRDN, (SPA: RBC Centura Banks, Inc.)	14,200,000	14,200,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 3.84%, VRDN, (Liq.: Morgan Stanley)	700,000	700,000
San Antonio, TX Elec. & Gas RB, ROC, 3.84%, VRDN, (Liq.: Citigroup Global Markets & Insd. by FSA)	3,120,000	3,120,000

		40,870,000

WATER & SEWER 3.6%
ABN AMRO Munitops Cert. Trust RB, 3.50%, 06/15/2006, (Insd. by FSA)	9,995,000	9,995,000
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.84%, VRDN, (Liq.: Merrill Lynch & Co., Inc. &
Insd. by AMBAC)	5,490,000	5,490,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.90%, VRDN, (LOC:
Bank of America Corp.)	4,000,000	4,000,000
Florida Util. Auth. RB, Ser. 327, 3.85%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.90%, VRDN, (LOC: Bank
of America Corp.)	3,500,000	3,500,000
Los Angeles, CA Water & Power RB, ROC, 3.83%, VRDN, (Liq.: FGIC & Insd. by Citigroup, Inc.)	2,500,000	2,500,000
Massachusetts Water Resource Auth. Eagle RB, Class A, 3.84%, VRDN, (Liq.: Citigroup, Inc.)	7,400,000	7,400,000
New York, NY City Muni. Water Fin. Auth. RB, PFOTER, Ser. 1263, 3.86%, VRDN, (Liq.: PB Capital
Corp. & Insd. by FSA)	5,875,000	5,875,000
New York, NY Water & Sewer Sys. RB, 3.83%, VRDN, (Liq.: Citibank, NA)	31,430,000	31,430,000
Niceville, FL Water & Sewer RB, Ser. B, 3.81%, VRDN, (LOC: Columbus B&T Co. & Insd. by AMBAC)	1,420,000	1,420,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.60%, 06/09/2006, (SPA:
Sumitomo Mitsui Banking Corp.)	400,000	400,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 3.43%, 06/01/2006, (LOC: Citibank, NA)	4,975,000	4,975,000

		77,485,000

Total Investments (cost $2,162,158,367) 99.6%		2,162,158,367
Other Assets and Liabilities 0.4%		8,886,176

Net Assets 100.0%		$2,171,044,543

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties notaffiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TRAN	Tax Revenue Anticipation Note

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of April 30, 2006:

Texas	8.8%
Florida	6.3%
Tennessee	4.6%
Georgia	4.4%
Illinois	3.8%
Pennsylvania	3.6%
Louisiana	3.3%
Alabama	3.2%
New York	3.2%
California	3.0%
Washington	2.8%
Wisconsin	2.8%
Rhode Island	2.7%
Indiana	2.5%
Mississippi	2.2%
South Carolina	1.7%
Delaware	1.6%
Missouri	1.5%
District of Columbia	1.3%
Massachusetts	1.3%
Ohio	1.3%
Colorado	1.2%
North Dakota	1.2%
Maryland	1.0%
Michigan	1.0%
Wyoming	1.0%
Nebraska	0.9%
Minnesota	0.8%
Puerto Rico	0.8%
Hawaii	0.7%
Nevada	0.7%
Oklahoma	0.7%
South Dakota	0.7%
Kansas	0.6%
Alaska	0.5%
Arkansas	0.5%
Kentucky	0.5%
Idaho	0.4%
New Mexico	0.4%
North Carolina	0.4%
Virginia	0.4%
Montana	0.3%
New Jersey	0.3%
Oregon	0.3%
Utah	0.3%
Arizona	0.2%
Iowa	0.2%
West Virginia	0.2%
Maine	0.1%
Non-state specific	17.8%

100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
CONTINUING CARE RETIREMENT COMMUNITY 2.8%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.78%, VRDN, (LOC: UniCredito Italiano SpA &
Insd. by Sovereign Bank)	$3,060,000	$3,060,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 3.80%, VRDN, (LOC: Commerce
Bancorp, Inc.)	2,700,000	2,700,000

		5,760,000

EDUCATION 4.6%
California CDA RB, Biola Univ., Ser. B, 4.93%, VRDN, (SPA: BNP Paribas SA)	1,925,000	1,925,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.79%, VRDN, (LOC: Bank of New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., 3.82%, VRDN, (Gtd. by Princeton Univ.)	2,650,000	2,650,000

		9,575,000

GENERAL OBLIGATION – LOCAL 5.1%
Camden, NJ BAN, 4.50%, 11/27/2006	8,314,285	8,364,219
Cumberland Cnty., NJ Impt. Auth. BAN, 3.85%, 12/12/2006	2,200,000	2,200,911

		10,565,130

GENERAL OBLIGATION – STATE 3.0%
New Jersey GO, Ser. 1995-D, 3.87%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

HOSPITAL 15.6%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 3.90%,
VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER:
3.82%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	5,615,000	5,615,000
3.83%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,400,000	5,400,000
3.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	1,900,000	1,900,000
3.85%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	700,000	700,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.84%, VRDN, (Liq.: Morgan Stanley & Insd. by Radian
Group, Inc.)	5,680,000	5,680,000

		32,295,000

HOUSING 9.8%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 3.90%, VRDN, (Insd.
by Columbus B&T Co.)	4,040,000	4,040,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 3.83%, VRDN, (LOC: Dexia SA)	5,000,000	5,000,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.82%, VRDN, (Insd. by Trinity Plus Funding Co.)	825,383	825,383
Newark, NJ Hsg. Auth. MHRB, 3.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,860,000	2,860,000
PFOTER:
Class F, 3.94%, VRDN, (LOC: Lloyds TSB Group plc)	2,805,000	2,805,000
Class I, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,755,000	1,755,000
Simi Valley, CA MHRB, PFOTER, 3.89%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	400,000	400,000

		20,285,383

INDUSTRIAL DEVELOPMENT REVENUE 7.3%
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical Corp. Proj.,
Ser. A, 4.02%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	1,500,000	1,500,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.40%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 4.10%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.95%, VRDN, (Gtd. by UFJ Bank, Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	1,300,000	1,300,000
Hoben Investors Proj., 3.95%, VRDN, (LOC: Valley Natl. Bancorp, Inc.)	1,645,000	1,645,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.91%, VRDN, (LOC: Washington Mutual, Inc.)	2,215,000	2,215,000
Plymouth, MN IDRB, NuAire, Inc. Proj., Ser. A, 4.01%, VRDN, (LOC: Wells Fargo & Co.)	1,760,000	1,760,000

		15,020,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 11.2%
Essex Cnty., NJ Impt. Auth. Lease RB, 3.83%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	$645,000	$645,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	1,325,000	1,325,000
Ser. B, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	1,650,000	1,650,000
Ser. C, 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	6,230,000	6,230,000
New Jersey Env. Infrastructure RB, MSTR, 3.87%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,135,000	9,135,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.99%, VRDN, (Gtd. by
Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.81%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.81%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000
Whiting, IN Sewer & Solid Waste Disp. RRB, Amoco Oil Co. Proj., 3.70%, VRDN, (Gtd. by Amoco
Oil Co.)	700,000	700,000

		23,235,000

SALES TAX 0.8%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR, 3.83%, VRDN,
(Liq.: Goldman Sachs Group, Inc. & Insd. by FSA)	1,700,000	1,700,000

SPECIAL TAX 9.4%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 4.10%, VRDN, (LOC: Zions Bancorp)	3,000,000	3,000,000
New Jersey EDA RB:
3.83%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
3.83%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000

		19,345,000

TOBACCO REVENUE 14.8%
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER:
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,910,000	5,910,000
3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,200,000	20,200,000
3.87%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		30,710,000

TRANSPORTATION 11.6%
New Jersey Trans. Auth. RB:
3.82%, VRDN, (Insd. by FGIC)	270,000	270,000
MTC, Ser. 2001-1, 4.05%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
New Jersey Turnpike Auth. RB:
3.75%, VRDN, (LOC: WestLB AG)	8,800,000	8,800,000
3.75%, VRDN, (Insd. by FSA & Dexia SA)	2,270,000	2,270,000

		24,085,000

UTILITY 0.8%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	1,600,000	1,600,000

WATER & SEWER 2.6%
New Jersey EDA Water Facs. RRB, United Water New Jersey, Inc. Proj., Ser. A, 3.60%, VRDN,
(SPA: Bank of New York & Insd. by AMBAC)	5,400,000	5,400,000

Total Investments (cost $205,705,513) 99.4%		205,705,513
Other Assets and Liabilities 0.6%		1,147,652

Net Assets 100.0%		$206,853,165

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees; security purchase agreements; lender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of April 30, 2006:

New Jersey	85.6%
California	2.4%
Tennessee	2.0%
Colorado	1.5%
Delaware	1.5%
Indiana	1.0%
Pennsylvania	1.0%
Minnesota	0.9%
Louisiana	0.8%
Utah	0.7%
New Mexico	0.4%
Non-state specific	2.2%
100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount		Value

MUNICIPAL OBLIGATIONS 99.4%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.86%, VRDN, (LOC: KeyCorp)		$2,095,000	$2,095,000

EDUCATION 2.5%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.84%, VRDN, (SPA: Citizens Banking Corp.)	.	7,300,000	7,300,000

GENERAL OBLIGATION – LOCAL 7.6%
New York, NY GO:
3.68%, 09/01/2006, (Liq.: Dexia SA)		1,785,000	1,785,000
3.86%, VRDN, (Liq.: Dexia SA)		2,455,000	2,455,000
PFOTER:
Ser. 356, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)		3,000,000	3,000,000
Ser. 601, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)		5,265,000	5,265,000
Ser. 603, 3.84%, VRDN, (Liq.: JPMorgan Chase & Co.)		5,215,000	5,215,000
Ser. I, 3.84%, VRDN, (LOC: Bank of America)		5,000,000	5,000,000

			22,720,000

HOSPITAL 7.0%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A, 3.81%, VRDN,
(LOC: KeyCorp)		5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 3.86%, VRDN,
(LOC: KeyCorp)		735,000	735,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.75%, VRDN, (LOC: M&T Bank Corp.)		4,500,000	4,500,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.80%, VRDN, (Liq.: U.S. Bancorp & Insd. by AMBAC)		3,375,000	3,375,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.83%, VRDN, (Liq.: Morgan Stanley & Insd. by MBIA)		3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.86%, VRDN,
(LOC: KeyCorp)		3,245,000	3,245,000

			20,837,500

HOUSING 31.4%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.60%, VRDN, (LOC: KeyCorp)	.	715,500	715,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)		6,700,000	6,700,000
MMA Finl. MHRB, Ser. A, Class A, 3.90%, VRDN, (Liq.: SunTrust Banks, Inc.)		7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 3.90%, VRDN, (SPA: Merrill Lynch & Co., Inc.)		32,500,000	32,500,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.82%, VRDN, (Insd. by Trinity Plus Funding Co.)		2,082,362	2,082,362
New York HFA RB, 350 West 43rd Street, Ser. A, 3.82%, VRDN, (LOC: LandesBank Hessen)		3,100,000	3,100,000
New York, NY City Hsg. Dev. Corp. MHRB:
Connecticut Landing Avenue Apts., Ser. A, 3.82%, VRDN, (LOC: KeyCorp)		7,000,000	7,000,000
Louis Boulevard Apts., Ser. A, 3.82%, VRDN, (LOC: KeyCorp)		5,000,000	5,000,000
Renaissance Ct., Ser. A, 3.79%, VRDN, (Liq.: FHLMC)		3,300,000	3,300,000
West 61st Street Apts., Ser. A, 3.82%, VRDN, (LOC: HSBC Holdings plc)		10,000,000	10,000,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.93%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)		3,195,000	3,195,000
PFOTER, Class C, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)		2,645,000	2,645,000
Riverhead, NY Indl. Dev. Agcy. MHRB, Ser. 2006-F, 3.90%, VRDN, (Liq.: Goldman Sachs Group, Inc.)		7,140,000	7,140,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.14%, VRDN, (LOC: LaSalle
Bank Corp.)		3,270,000	3,270,000

			93,847,862

INDUSTRIAL DEVELOPMENT REVENUE 7.4%
California EDA IDRB, Plating Works, Inc. Proj., 4.10%, VRDN, (LOC: Union Bank of California)		2,390,000	2,390,000
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 4.05%, VRDN, (LOC: Citizens
Banking Corp.)		3,251,000	3,251,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.40%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)		875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.84%, VRDN, (LOC: Bank of New
York Co.)		6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.89%, VRDN, (LOC: Citibank)		1,680,000	1,680,000
Plymouth, MN IDRB, NuAire, Inc. Proj., Ser. B, 4.01%, VRDN, (LOC: Wells Fargo & Co.)		780,000	780,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Var-Mic Tech. Proj., Ser. A, 4.10%, VRDN, (LOC: Bank of
America Corp.)		1,000,000	1,000,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Sparks, NV EDRB, Rix Inds. Proj., 4.01%, VRDN, (LOC: Wells Fargo & Co.)	$1,720,000	$1,720,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
SunWize Technologies, Ser. A, 3.90%, VRDN, (LOC: HSBC Bank USA)	1,800,000	1,800,000
Zumtobel Staff Proj., Ser. A, 3.93%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.97%, VRDN, (LOC: Bank of
America Corp.)	1,240,000	1,240,000

		22,236,000

MISCELLANEOUS REVENUE 5.7%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, 05/15/2007,
(Gtd. by Dow Chemical Co.)	2,600,000	2,622,009
Clarksville, TN Pub. Bldg. Auth. RB, 3.65%, VRDN, (LOC: Bank of America Corp.)	5,500,000	5,500,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical Corp. Proj., Ser. A,
4.02%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,450,000	2,450,000
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 3.87%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.99%, VRDN, (Gtd. by
Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%, 03/01/2007,
(Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.81%, VRDN, (Gtd. by Dow
Chemical Co.)	300,000	300,000

		16,972,009

SPECIAL TAX 3.7%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.83%, VRDN,
(LOC: Citibank)	6,000,000	6,000,000
New York Urban Dev. Corp. PFOTER, 3.82%, VRDN (Insd. by Societe Generale)	2,500,000	2,500,000
New York, NY TFA RB, Ser. 362, 3.82%, VRDN, (Liq.: Morgan Stanley)	2,667,500	2,667,500

		11,167,500

TOBACCO REVENUE 7.5%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	12,635,000	12,635,000
New York Tobacco Trust RB, PFOTER, 3.86%, VRDN, (LOC: WestLB AG)	1,270,000	1,270,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.86%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.83%, VRDN, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	1,400,000	1,400,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.86%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,230,000	5,230,000

		22,535,000

TRANSPORTATION 10.6%
Metropolitan Trans. Auth. of New York RB, Class A, 3.83%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
Municipal Securities Trust Cert. RB, Ser. 2000-109, Class A, 3.70%, VRDN, (Liq.: Bear Stearns Cos.)	3,100,000	3,100,000
New York Thruway Auth. Gen. RB:
3.82%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
3.86%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
MSTR, 3.87%, VRDN, (SPA: Societe Generale)	21,400,000	21,400,000

		31,542,500

UTILITY 2.6%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by Delmarva Power
& Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.00%, 07/01/2006, (Gtd. by
Emerson Electric Co.)	4,970,000	4,970,000

		7,770,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 12.7%
New York Env. Facs., ROC RB, 3.83%, VRDN, (Liq.: Citibank)	$5,220,000	$5,220,000
New York, NY Muni. Water Fin. Auth. RB:
3.80%, VRDN, (SPA: Dexia SA)	5,000,000	5,000,000
Class A, 3.83%, VRDN, (Liq.: Citibank)	26,180,000	26,180,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.60%, VRDN, (SPA: Sumitomo
Mitsui Banking Corp.)	1,500,000	1,500,000

		37,900,000

Total Investments (cost $296,923,371) 99.4%		296,923,371
Other Assets and Liabilities 0.6%		1,914,781

Net Assets 100.0%		$298,838,152

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of April 30, 2006:

New York	83.4%
California	3.6%
Tennessee	1.8%
Delaware	1.8%
Minnesota	1.4%
Pennsylvania	1.0%
Texas	0.9%
Puerto Rico	0.7%
New Mexico	0.7%
Nevada	0.6%
Washington	0.4%
Indiana	0.3%
Louisiana	0.1%
Non-state specific	3.3%
100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 3.3%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.95%, VRDN, (SPA: Bank of America
Corp. & Insd. by FGIC)	$2,000,000	$2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 4.00%, VRDN, (Gtd. by Honeywell
Intl., Inc.)	4,375,000	4,375,000

		6,375,000

CONTINUING CARE RETIREMENT COMMUNITY 5.4%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.85%, VRDN, (LOC: Fulton
Finl. Corp.)	5,250,000	5,250,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced
Living, Ser. A, 3.67%, VRDN, (SPA: Citizens Banking Corp. & Insd. by Radian Group, Inc.)	1,300,000	1,300,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Cmnty., Inc., 3.67%, VRDN, (SPA: LaSalle
Bank Corp. & Insd. by Radian Group, Inc.)	3,930,000	3,930,000

		10,480,000

EDUCATION 10.7%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.84%, VRDN, (SPA: ABN AMRO Bank &
Insd. by FGIC)	8,400,000	8,400,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.87%, VRDN, (LOC: Natl.
City Corp.)	2,525,000	2,525,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.85%, VRDN, (LOC: Allied Irish Banks plc)	1,350,000	1,350,000
Ligonier Valley, PA Sch. Dist. TRAN, 3.75%, 06/30/2006	2,000,000	2,000,367
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.84%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.80%, VRDN, (Gtd. By JPMorgan
Chase & Co.)	6,000,000	6,000,000

		20,715,367

GENERAL OBLIGATION – LOCAL 7.9%
Erie Cnty., PA GO, 3.83%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch & Co., Inc.)	3,700,000	3,700,000
Lampeter-Strasburg Sch. Dist., Pennsylvania GO, 3.82%, VRDN, (Insd. by FSA & SPA: Royal
Bank of Canada)	11,500,000	11,500,000

		15,200,000

GENERAL OBLIGATION – STATE 0.7%
Pennsylvania GO MSTR, 3.87%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

HOSPITAL 8.7%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 3.90%, VRDN, (LOC: Fulton
Finl. Corp.)	2,000,000	2,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.90%, VRDN, (LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. PFOTER, 3.86%, VRDN, (LOC: Lloyds TSB Group plc)	12,775,000	12,775,000

		16,775,000

HOUSING 5.3%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 4.25%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 4.00%, VRDN, (LOC: Fulton Finl. Corp.)	1,405,000	1,405,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.82%, VRDN, (Insd. by Trinity Plus Funding Co.)	1,238,075	1,238,075
Pennsylvania HFA SFHRB, Ser. 86C, 3.82%, VRDN, (Gtd. by DePfa Bank plc)	3,300,000	3,300,000
PFOTER:
Class F, 3.94%, VRDN, (LOC: Lloyds TSB Group plc)	180,000	180,000
Class I, 3.90%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,370,000	1,370,000

		10,141,075

INDUSTRIAL DEVELOPMENT REVENUE 29.6%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.82%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, Demand-CCK, Inc. Proj., 4.00%, VRDN, (LOC: Fulton Finl. Corp.)	2,100,000	2,100,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.90%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.90%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.82%, VRDN, (LOC: JPMorgan
Chase & Co.)	$1,000,000	$1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.93%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.93%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,360,000	2,360,000
Delaware EDA Solid Waste Disposal & Sewer Facs. RB, Ciba Specialty Chemical Corp. Proj., Ser. A,
4.02%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,100,000	2,100,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.95%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher's Chocolates Proj., Ser. A, 4.05%, VRDN, (LOC: Mellon
Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.85%, VRDN,
(LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.88%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.93%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 4.05%, VRDN, (LOC: M&T Bank Corp.)	720,000	720,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	850,000	850,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. C-5, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
EPT Associates Proj., Ser. B-5, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
First Street Partners Proj., Ser. H-4, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Fitzpatrick Container Corp., Ser. A-1, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,800,000	2,800,000
Ganflec Corp. Proj., Ser. E, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Johnston Welding & Fabric, Ser. B-1, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O'Neill Family, LLC, Ser. B-8, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Sage Properties, LLC Proj., Ser. G-12, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Savicor Associates, LP, Ser. H-10, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,100,000	1,100,000
Ser. 2001-B1, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. 2001-B2, 3.89%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 3.45%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Allied Corp. Proj., 3.25%, VRDN, (Gtd. by Honeywell Intl., Inc.)	980,000	980,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., 3.25%, VRDN, (Gtd. by Honeywell
Intl., Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 3.89%, VRDN, (LOC: Citizens
Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 4.01%, VRDN, (LOC: Wells Fargo & Co.)	965,000	965,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 3.69%, VRDN, (SPA: Bank of
Nova Scotia)	5,875,000	5,875,000

		57,065,000

LEASE 0.8%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.85%, VRDN, (LOC: Union Bank of
California)	1,455,000	1,455,000

MISCELLANEOUS REVENUE 5.7%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.90%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 4.05%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	4,500,000	4,500,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.99%, VRDN, (Gtd. by
Sunoco, Inc.)	1,300,000	1,300,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, 3.82%, VRDN,
(LOC: Allied Irish Banks plc)	$1,085,000	$1,085,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.81%, VRDN, (Gtd. by Dow
Chemical Co.)	1,600,000	1,600,000

		10,985,000

PORT AUTHORITY 1.0%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.89%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 6.0%
Schuylkill Cnty., PA IDA RRB, Northeastern Power Co., Ser. 1997A, 3.63%, VRDN, (Gtd. by
Dexia SA)	800,000	800,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj., 4.24%, VRDN,
(Liq.: Bank of Tokyo)	10,700,000	10,700,000

		11,500,000

SPECIAL TAX 2.3%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 4.10%, VRDN, (LOC: Zions Bancorp)	835,000	835,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.84%, VRDN,
(LOC: Citigroup, Inc. & Insd. by FGIC)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.87%, VRDN, (Liq.: Goldman Sachs
Group, Inc. & Insd. by FGIC)	2,975,000	2,975,000

		4,485,000

TRANSPORTATION 1.3%
Pennsylvania Turnpike Commission RB, Ser. Q, 3.70%, VRDN, (LOC: WestLB AG)	2,550,000	2,550,000

UTILITY 1.3%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.94%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	2,000,000	2,000,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 3.72%, VRDN, (Gtd. by Mississippi
Power Co.)	300,000	300,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.78%, VRDN, (LOC: Barclays plc)	200,000	200,000

		2,500,000

WATER & SEWER 9.6%
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.60%, VRDN, (SPA: Sumitomo
Mitsui Banking Corp.)	2,000,000	2,000,000
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 4.05%, VRDN, (LOC:
Commerzbank AG & Insd. by AMBAC)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.85%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		18,490,000

Total Investments (cost $192,061,442) 99.6%		192,061,442

Other Assets and Liabilities 0.4%		752,531
Net Assets 100.0%		$192,813,973

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of April 30, 2006:

Pennsylvania	87.4%
California	3.2%
Illinois	2.3%
Delaware	2.1%
Puerto Rico	1.6%
Colorado	0.9%
Louisiana	0.8%
New Mexico	0.6%
Mississippi	0.2%
Wyoming	0.1%
Non-state specific	0.8%
100.0%

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Notes:
2.25%, 05/01/2006	$50,000,000	$50,000,000
2.50%, 05/31/2006 – 10/31/2006	220,000,000	219,058,591
2.75%, 06/30/2006 – 07/31/2006	60,000,000	59,885,793

Total U.S. Treasury Obligations (cost $328,944,384)		328,944,384

REPURCHASE AGREEMENTS* 87.9%
ABN AMRO, Inc., Avg. rate of 4.66%, dated 04/24/2006, maturing 05/01/2006, maturity value
$80,072,489(1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 4.67%, dated 04/24/2006, maturing 05/01/2006, maturity value
$150,136,167(2) **	150,000,000	150,000,000
Barclays plc, 4.69%, dated 04/28/2006, maturing 05/01/2006, maturity value $400,156,333(3)	400,000,000	400,000,000
Citigroup, Inc., Avg. rate of 4.71%, dated 04/24/2006, maturing 05/01/2006, maturity value
$100,091,667(4) **	100,000,000	100,000,000
Credit Suisse First Boston, LLC, Avg. rate of 4.68%, dated 04/24/2006, maturing 05/01/2006,
maturity value $150,136,625(5) **	150,000,000	150,000,000
Deutsche Bank AG:
Avg. rate of 4.68%, dated 04/24/2006, maturing 05/01/2006, maturity value $150,136,708(6) **	150,000,000	150,000,000
Avg. rate of 4.73%, dated 04/24/2006, maturing 05/01/2006, maturity value $100,092,000(6) **	100,000,000	100,000,000
Greenwich Capital Markets, Inc., Avg. rate of 4.66%, dated 04/24/2006, maturing 05/01/2006,
maturity value $80,072,556(7) **	80,000,000	80,000,000
HSBC Holdings plc:
Avg. rate of 4.67%, dated 04/24/2006, maturing 05/01/2006, maturity value $150,136,083(8) **	150,000,000	150,000,000
4.69%, dated 04/28/2006, maturing 05/01/2006, maturity value $200,078,167(9)	200,000,000	200,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 4.65%, dated 04/24/2006, maturing 05/01/2006,
maturity value $150,135,625(10) **	150,000,000	150,000,000
Merrill Lynch & Co., Inc., 4.71%, dated 04/28/2006, maturing 05/01/2006, maturity value
$130,051,025(11)	130,000,000	130,000,000
Morgan Stanley, Avg. rate of 4.67%, dated 04/24/2006, maturing 05/01/2006, maturity value
$150,136,125(12) **	150,000,000	150,000,000
RBC Dain Rauscher Corp., Avg. rate of 4.67%, dated 04/24/2006, maturing 05/01/2006, maturity
value $80,072,644(13) **	80,000,000	80,000,000
Societe Generale, 4.68%, dated 04/28/2006, maturing 05/01/2006, maturity value $77,742,975(14)	77,712,667	77,712,667
UBS AG:
4.72%, dated 04/28/2006, maturing 05/01/2006, maturity value $100,039,333(15)	100,000,000	100,000,000
4.75%, dated 04/28/2006, maturing 05/01/2006, maturity value $100,039,583(16)	100,000,000	100,000,000

Total Repurchase Agreements (cost $2,347,712,667)		2,347,712,667

Total Investments (cost $2,676,657,051) 100.2%		2,676,657,051
Other Assets and Liabilities (0.2%)		(4,298,191)

Net Assets 100.0%		$2,672,358,860

1

EVERGREEN TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

*	Collateralized by:
(1)	$21,917,000 U.S. Treasury Bill, 0.00%, 6/15/2006, value is $21,784,840; $63,475,000 U.S. Treasury Note, 3.875%, 2/15/2013, value including accrued interest is $59,816,122.
(2)	$94,301,000 U.S. Treasury Note, 3.125%, 4/15/2009, value including accrued interest is $89,786,809; $120,529,000 STRIPS, 0.00%, 5/15/2016 to 8/15/2021, value is $63,213,386.
(3)	$375,715,000 U.S. Treasury Notes, 2.375% to 5.50%, 8/15/2006 to 5/15/2009, value including accrued interest is $384,526,744; $31,289,817 STRIPS, 0.00%, 2/15/2012, value is $23,473,308.
(4)	$906,666,870 GNMA, 4.00% to 9.50%, 12/15/2009 to 4/15/2036, value including accrued interest is $102,000,000.
(5)	$119,920,000 U.S. Treasury Bond, 6.125%, 8/15/2029, value including accrued interest is $134,291,488; $20,056,000 U.S. Treasury Note, 4.00%, 2/15/2015, value including accrued interest is $18,713,768.
(6)	$191,125,212 GNMA, 5.00% to 5.50%, 2/15/2018 to 1/15/2036, value including accrued interest is $102,000,525; $104,185,000 STRIPS, 0.00%, 4/15/2028, value is $153,000,235. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
(7)	$83,607,000 U.S. Treasury Notes, 3.375% to 3.875%, 5/15/2009 to 10/15/2009, value including accrued interest is $81,603,975.
(8)	$354,133,000 STRIPS, 0.00%, 11/15/2021 to 11/15/2027, value is $153,000,172.
(9)	$496,981,733 STRIPS, 0.00%, 11/15/2016 to 5/15/2030, value is $204,000,777.
(10)	$236,388,665 STRIPS, 0.00%, 8/15/2006 to 11/15/2022, value is $153,001,777.
(11)	$134,220,000 U.S Treasury Note, 4.00%, 6/15/2009, value including accrued interest is $132,604,693.
(12)	$426,053,000 STRIPS, 0.00%, 2/15/2025 to 8/15/2025, value is $153,000,325.
(13)	$44,015,000 U.S. Treasury Bond, 5.375%, 2/15/2031, value including accrued interest is $45,087,232; $34,977,000 U.S. Treasury Note, 4.625%, 3/31/2008, value including accrued interest is $34,913,630.
(14)	$68,518,000 STRIPS, 0.00%, 7/15/2012, value is $79,267,491.
(15)	$101,780,000 STRIPS, 0.00%, 4/15/2011, value is $102,002,898.
(16)	$566,257,735 GNMA, 3.50% to 12.50%, 7/15/2006 to 12/15/2043, value including accrued interest is $102,002,808.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 48.2%
FAMC:
4.66%, 05/01/2006	$25,000,000	$25,000,000
4.78%, 11/30/2006 +	5,000,000	4,866,875
FFCB, FRN:
4.75%, 05/01/2006	65,000,000	64,993,760
4.76%, 05/01/2006	35,000,000	34,997,598
FHLB:
3.50%, 08/15/2006	31,500,000	31,393,860
3.75%, 09/28/2006	4,750,000	4,733,090
4.75%, 05/31/2006 +	25,000,000	24,901,875
4.75%, 12/29/2006	10,000,000	9,997,405
FRN:
4.74%, 05/02/2006	50,000,000	49,994,889
4.86%, 07/05/2006	25,000,000	24,990,875
FHLMC:
2.75%, 08/15/2006	44,889,000	44,650,797
3.00%, 09/29/2006	15,000,000	14,921,978
4.00%, 08/11/2006	12,895,000	12,893,938
4.55%, 05/30/2006 +	20,000,000	19,929,353
4.80%, 02/12/2007	15,000,000	14,999,447
FNMA:
2.50%, 06/15/2006	20,000,000	19,970,740
3.00%, 09/09/2006	17,690,000	17,588,694
3.01%, 06/02/2006	15,000,000	14,990,469
4.30%, 06/30/2006 +	4,031,000	4,003,388
4.60%, 05/01/2006 +	10,000,000	10,000,000
4.71%, 05/15/2006 +	40,000,000	39,927,200

Total U.S. Government & Agency Obligations (cost $489,746,231)		489,746,231

REPURCHASE AGREEMENTS* 51.9%
Bank of America Corp., 4.77%, dated 04/28/2006, maturing 05/01/2006; maturity
value $175,069,563 (1)	175,000,000	175,000,000
Barclays plc, 4.77%, dated 04/28/2006, maturing 05/01/2006; maturity value $175,069,563 (2)	175,000,000	175,000,000
Deutsche Bank AG, 4.78%, dated 04/28/2006, maturing 05/01/2006; maturity
value $175,069,708 (3)	175,000,000	175,000,000
Societe Generale, 4.68%, dated 04/28/2006, maturing 05/01/2006; maturity value $2,230,777 (4)	2,229,907	2,229,907

Total Repurchase Agreements (cost $527,229,907)		527,229,907

Total Investments (cost $1,016,976,138) 100.1%		1,016,976,138
Other Assets and Liabilities (0.1%)		(727,947)

Net Assets 100.0%		$1,016,248,191

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$7,905,000 STRIPS, 0.00%, 7/15/2006 to 10/15/2018, value is $5,713,450; $29,324,000 FNMA, 1.75% to 6.625%, 5/12/2006 to 12/19/2025, value including accrued interest is $29,131,415; $142,225,000 FHLB, 0.00% to 6.05%, 5/5/2006 to 6/16/2020, value including accrued interest is $138,967,307; $440,000 FFCB, 2.95% to 5.40%, 9/8/2006 to 6/1/2015, value including accrued interest is $434,285; $140,000 FAMC, 0.00%, 5/1/2006 to 6/12/2006, value is $139,460; $4,170,000 FHLMC, 0.00% to 5.00%, 6/2/2006 to 8/13/2021, value including accrued interest is $4,118,045.
	(2)	$177,642,000 U.S. Treasury Note, 3.625%, 4/30/2007, value including accrued interest is $178,500,850.
	(3)	$93,533,000 FNMA, 4.00% to 5.25%, 11/9/2009 to 9/15/2012, value including accrued interest is $91,357,574; $25,000,000 FHLB, 5.08%, 2/22/2007, value including accrued interest is $25,095,750; $62,310,000 FHLMC, 4.50%, 8/4/2008, value including accrued interest is $62,047,052.
	(4)	$5,085,876 TIPS, 0.00%, 5/15/2021, value is $2,274,505.

On April 30, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.	FNMA	Federal National Mortgage Association
FFCB	Federal Farm Credit Bank	FRN	Floating Rate Note
FHLB	Federal Home Loan Bank	STRIPS	Separately Traded Registered Interest and Principal Securities
FHLMC	Federal Home Loan Mortgage Corp.	TIPS	Treasury Inflation-Protected Securities

1

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

By:	Jeremy DePalma
/s/ Jeremy DePalma
Principal Financial Officer

Date:         June 28, 2006